OVERVIEW (Details) (USD $)		0 Months Ended
	Dec. 31, 2013 item	Dec. 30, 2013 Affiliate of CMG	Mar. 25, 2013 AudioEye Acquisition Corporation	Mar. 22, 2013 AudioEye Acquisition Corporation	Aug. 17, 2012 AudioEye Acquisition Corporation	Jun. 22, 2011 AudioEye Acquisition Corporation	Dec. 30, 2013 CMG Holdings Group, Inc.	Aug. 17, 2012 CMG Holdings Group, Inc.
Overview
Number of patents issued in the United States	5
Number of pending patents in the United States	3
Percentage of outstanding shares acquired					80.00%	80.00%		80.00%
Remaining interest in the company (as a percent)								15.00%
Stockholders dividend to be distributed as the Spin-Off (as a percent)								5.00%
Royalty agreement (as a percent)								10.00%
Commission agreement (as a percent)								7.50%
Commission on net revenues from a specified third party (as a percent)								10.00%
Shares of AEAC common stock converted to company stock (in dollars per share)				$ 0.94134
Principal amount of debt converted to common shares			$ 1,400,200	$ 1,400,200
Accrued interest of debt converted to common shares			67,732	67,732
Shares issued to AEAC share holders			24,004,143	24,004,143
Shares issued to AEAC debenture holders			5,871,752	5,871,752
Number of shares repurchased by the Company							2,184,583
Cash paid by the Company							573,022
Payable forgiven		$ 50,000